Rights of Use - Movements of Rights of Use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 6,939	€ 0
First application impacts due to accounting changes NIIF 16		7,870
Additions	1,916	1,284
Amortization	(1,602)	(1,721)
Disposals	(374)	(269)
Exclusion of companies		(121)
Translation differences and hyperinflation, right-of-use assets	(1,169)	(134)
Transfers and others	(728)	30
Right-of-use assets at end of period	4,982	6,939
Additions to right-of-use assets including companies held for sale and the sale of companies	2,014	1,292
Land and Natural Properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	1,514	0
First application impacts due to accounting changes NIIF 16		1,622
Additions	580	334
Amortization	(481)	(385)
Disposals	(197)	(61)
Exclusion of companies		(6)
Translation differences and hyperinflation, right-of-use assets	(581)	(3)
Transfers and others	(73)	13
Right-of-use assets at end of period	762	1,514
Buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	3,793	0
First application impacts due to accounting changes NIIF 16		4,361
Additions	957	697
Amortization	(760)	(904)
Disposals	(121)	(136)
Exclusion of companies		(109)
Translation differences and hyperinflation, right-of-use assets	(435)	(123)
Transfers and others	(615)	7
Right-of-use assets at end of period	2,819	3,793
Plant and Machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	1,434	0
First application impacts due to accounting changes NIIF 16		1,676
Additions	342	206
Amortization	(299)	(373)
Disposals	(51)	(70)
Exclusion of companies		(6)
Translation differences and hyperinflation, right-of-use assets	(153)	(7)
Transfers and others	(35)	8
Right-of-use assets at end of period	1,238	1,434
Other assets
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	198	0
First application impacts due to accounting changes NIIF 16		211
Additions	37	47
Amortization	(62)	(59)
Disposals	(5)	(2)
Exclusion of companies		0
Translation differences and hyperinflation, right-of-use assets	0	(1)
Transfers and others	(5)	2
Right-of-use assets at end of period	€ 163	€ 198